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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1939

ING Investment Funds, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING MagnaCap Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Aerospace/Defense: 1.3%
21,200		Boeing Co.	$1,850,124
44,200		United Technologies Corp.	2,900,846
			4,750,970
		Agriculture: 4.2%
113,600		Altria Group, Inc.	9,574,208
79,400		Loews Corp.	5,719,182
			15,293,390
		Auto Parts & Equipment: 1.0%
145,000	@, L	Goodyear Tire & Rubber Co.	3,569,900
			3,569,900
		Banks: 9.3%
257,300		Bank of America Corp.	13,088,851
184,300		Bank of New York Co., Inc.	7,486,266
46,766	L	Capital One Financial Corp.	3,604,723
270,400		Wells Fargo & Co.	9,382,880
			33,562,720
		Beverages: 2.0%
78,000		Coca-Cola Co.	3,641,040
40,600		Molson Coors Brewing Co.	3,428,264
			7,069,304
		Chemicals: 1.8%
80,800		Air Products & Chemicals, Inc.	6,045,456
14,264		HB Fuller Co.	356,172
			6,401,628
		Coal: 1.1%
97,300	L	Peabody Energy Corp.	3,930,920
			3,930,920
		Computers: 2.5%
125,900		Hewlett-Packard Co.	4,957,942
45,200		International Business Machines Corp.	4,204,052
			9,161,994
		Cosmetics/Personal Care: 3.1%
174,400		Procter & Gamble Co.	11,072,656
			11,072,656
		Diversified Financial Services: 15.9%
38,400	@, L	Affiliated Managers Group, Inc.	4,358,400
29,100	L	Bear Stearns Cos., Inc.	4,430,184
255,200		Citigroup, Inc.	12,862,080
84,100		Countrywide Financial Corp.	3,219,348
168,804	@	E*Trade Financial Corp.	3,897,684
68,100		Freddie Mac	4,370,658
263,300		JP Morgan Chase & Co.	13,007,020
82,300		Merrill Lynch & Co., Inc.	6,886,864
59,600		Morgan Stanley	4,465,232
			57,497,470
		Electric: 4.0%
32,113	@	Dynegy, Inc.	263,648
182,800	@	Mirant Corp.	6,811,128
32,800	@, L	NRG Energy, Inc.	2,172,672
114,600	L	PG&E Corp.	5,319,732
			14,567,180
		Electrical Components & Equipment: 0.7%
53,100	@	General Cable Corp.	2,652,345
			2,652,345
		Electronics: 1.2%
394,600	@, @@	Flextronics International Ltd.	4,312,978
			4,312,978
		Engineering & Construction: 1.2%
255,000	@@, L	ABB Ltd. ADR	4,268,700
			4,268,700
		Entertainment: 1.2%
208,100		Regal Entertainment Group	4,447,097
			4,447,097
		Gas: 1.4%
81,800		Sempra Energy	4,912,090
			4,912,090
		Healthcare - Products: 1.1%
61,000		Johnson & Johnson	3,846,050
			3,846,050

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 1.1%
89,000		Aetna, Inc.	$3,940,030
			3,940,030
		Insurance: 7.7%
103,000		American International Group, Inc.	6,911,300
88,600		Genworth Financial, Inc.	3,133,782
73,400		Metlife, Inc.	4,635,210
44,800	L	MGIC Investment Corp.	2,703,680
80,790		Stancorp Financial Group, Inc.	3,894,078
125,400		Travelers Cos, Inc.	6,365,304
			27,643,354
		Iron/Steel: 0.7%
26,400		Allegheny Technologies, Inc.	2,704,680
			2,704,680
		Media: 1.6%
104,600		Time Warner, Inc.	2,128,610
110,300		Walt Disney Co.	3,778,878
			5,907,488
		Miscellaneous Manufacturing: 2.9%
29,700		Cooper Industries Ltd.	2,724,678
102,100		Dover Corp.	4,879,359
80,300		General Electric Co.	2,804,076
			10,408,113
		Oil & Gas: 13.3%
115,200		ConocoPhillips	7,536,384
76,900		ENSCO International, Inc.	3,853,459
227,600		ExxonMobil Corp.	16,314,368
66,700	@	Newfield Exploration Co.	2,882,774
60,000		Occidental Petroleum Corp.	2,770,800
174,900	@	Plains Exploration & Production Co.	7,980,687
116,700	L	Valero Energy Corp.	6,727,755
			48,066,227
		Pharmaceuticals: 4.3%
74,128	@	Medco Health Solutions, Inc.	5,011,794
280,900		Pfizer, Inc.	7,011,264
75,300		Wyeth	3,683,676
			15,706,734
		Real Estate Investment Trusts: 2.6%
75,600	L	KKR Financial Corp.	2,088,828
82,200	L	Liberty Property Trust	4,212,750
104,300	L	Sunstone Hotel Investors, Inc.	2,955,862
			9,257,440
		Retail: 2.5%
90,300		Circuit City Stores, Inc.	1,718,409
104,100		McDonald’s Corp.	4,551,252
80,400	@	Office Depot, Inc.	2,682,144
			8,951,805
		Savings & Loans: 1.0%
272,400	L	Hudson City Bancorp., Inc.	3,650,160
			3,650,160
		Software: 0.5%
73,500		First Data Corp.	1,876,455
			1,876,455
		Telecommunications: 6.1%
341,300		AT&T, Inc.	12,559,841
178,500		Motorola, Inc.	3,305,820
337,200	@, L	Qwest Communications International, Inc.	2,994,336
80,000		Verizon Communications, Inc.	2,994,400
			21,854,397
		Total Common Stock
		(Cost $289,086,727)	351,284,275

Principal Amount		Value
SHORT-TERM INVESTMENTS: 12.6%
	Repurchase Agreement: 1.1%
$4,048,000	Morgan Stanley Repurchase Agreement dated 02/28/07, 5.300%, due 03/01/07, $4,048,596 to be received upon repurchase (Collateralized by $8,010,000 Resolution Funding Corporation, Discount Note, Market Value $4,131,478, due 10/15/20)	$4,048,000

	Total Repurchase Agreement
	(Cost $4,048,000)	4,048,000

	Securities Lending Collateralcc: 11.5%
41,616,136	The Bank of New York Institutional Cash Reserves Fund	41,616,136

	Total Securities Lending Collateral
	(Cost $41,616,136)	41,616,136

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of February 28, 2007 (Unaudited) (continued)

		Value
Total Short-Term Investments
(Cost $45,664,136)		$45,664,136

Total Investments in Securities
(Cost $334,750,863)*	109.9%	$396,948,411
Other Assets and Liabilities - Net	(9.9)	(35,848,685)
Net Assets	100.0%	$361,099,726

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2007.

*	Cost for federal income tax purposes is $335,423,880
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$64,051,462
	Gross Unrealized Depreciation	(2,526,931)
	Net Unrealized Appreciation	$61,524,531

Item 2. Controls and Procedures

(a)  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   ING Investment Funds, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 30, 2007
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 30, 2007